SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
In January and March 2014, the Company issued a total of 121,111 shares of its common stock to certain existing stockholders at $19.05 per share for proceeds of $2,307. In addition, K2M Holdings, Inc. issued these stockholders notes with an aggregate principal amount of $16,942 and bearing interest at 10% for cash consideration of $14,634 with terms similar to the 2012 and 2013 Notes.
The Company has evaluated subsequent events through March 13, 2014, which is the date the Company issued its consolidated financial statements for the year ended December 31, 2013. With the exception of the items listed above, there are no subsequent events for disclosure.